Cover Cover	Apr. 20, 2020
Document Information [Line Items]
Document Type	8-K
Document Type	0001273685
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 20, 2020
Entity Registrant Name	NEW YORK MORTGAGE TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32216
Entity Tax Identification Number	47-0934168
Entity Address, Address Line One	90 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	792-0107
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NYMT
Security Exchange Name	NASDAQ
7.75% Series B Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.75% Series B Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTP
Security Exchange Name	NASDAQ
7.875% Series C Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.875% Series C Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTO
Security Exchange Name	NASDAQ
8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTN
Security Exchange Name	NASDAQ
7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTM
Security Exchange Name	NASDAQ